Income taxes (Details 2) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Deferred Tax Assets, Net, Classification [Abstract]
Federal state and local net operating loss carryforwards		$ 70,000	$ 0
Property and equipment		117,000	34,000
Stock-based compensation		2,738,000	1,439,000
Accrued compensation and other accrued expenses		280,000	91,000
Allowance for doubtful accounts		16,000	10,000
Royalty Advances		156,000	222,000
Other		18,000	0
Total deferred tax assets		3,395,000	1,796,000
Deferred Tax Liabilities, Net, Classification [Abstract]
Basis difference arising from discounted note payable		(339,000)	(602,000)
Basis difference arising from intangible assets of acquisition		(11,974,000)	(11,371,000)
Total deferred tax liabilities		(12,313,000)	(11,973,000)
Net deferred tax liabilities		(8,918,000)	(10,177,000)
Net current deferred tax asset		49,000	101,000
Net non-current deferred tax liabilities	(7,678,000)	(8,918,000)	(10,177,000)
Net deferred tax liabilities		$ (8,918,000)	$ (10,177,000)